AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2017
AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS
AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS

10.    AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS

	December 31,	December 31,
	2016	2017
Non current portion
Stated at fair value
Listed equity investments	93,893	9,701
Other unlisted investments (Note)	—	1,848,000
	93,893	1,857,701
Stated at cost
Unlisted equity investments	73,211	73,211
Less: provision for impairment	(2,711)	(2,711)
	70,500	70,500
	164,393	1,928,201

The gross loss in respect of the Group’s available-for-sale investments recognized in other comprehensive income amounted to RMB5 million (2015: the gross gain amounted RMB58 million, 2016: the gross gain amounted to RMB104 million).

During the year ended December 31, 2017, due to the disposal of available-for-sale investments, gains in fair value changes amounting to RMB45 million (2015: nil, 2016: RMB103 million) recognized in other comprehensive income were transferred to profit or loss.

Note:

In 2017, the Company entered into a series of agreements with Bank of Communications International Trust Co., Ltd. (“BOCOMMTRUST”) (交銀國際信託有限公司), Bocommtrust Asset Management Co., Ltd.* (“Bocommtrust Asset”) (交銀國信資產管理有限公司), a subsidiary of BOCOMMTRUST, and Chinalco Jianxin Investment Fund Management (Beijing) Company Limited* (“Chinalco Jianxin”) (中鋁建信投資基金管理（北京）有限公司) to establish Beijing Chalco Bocom Size Industry Investment Fund Management Partnership (Limited Partnership)* (“Size Industry Investment Fund”) (北京中鋁交銀四則產業投資基金管理合夥企業（有限合夥)). According to these agreements, BOCOMMTRUST acted as the prioritised limited partner and the Company as the secondary limited partner of Size Industry Investment Fund, with the maximum amount of capital contribution of RMB6,700 million and RMB3,300 million, respectively. Bocommtrust Asset and Chinalco Jianxin are the general partner and the manager of Size Industry Investment Fund, respectively. The purpose of Size Industry Investment Fund is to invest in the Company’s subsidiaries, associates or joint ventures in the form of debt financing.

As at December 31, 2017, Size Industry Investment Fund made four investments in two of the Company’s associates and two of the Company’s joint ventures amounting to RMB5,600 million in the form of debt. The Company and BOCOMMTRUST contributed capital of RMB1,848 million and RMB3,752 million to Size Industry Investment Fund, respectively.

Because the variable return of Size Industry Investment Fund depends on the selection of investment targets, the timing and size of the investment fund and the rate of return, which are all determined by BOCOMMTRUST under its full authority, the directors of the Company are of the opinion that the Company did not have control or joint control over, or significant influence over Size Industry Investment Fund. Therefore, the Company’s investment in Size Industry Investment Fund was accounted for as an available-for-sale financial instrument.

* The English names represent the best effort made by management of the Group in translating the Chinese names of the Companies as the companies do not have any official English names.